Commitments and contingencies (Schedule of Capital Leases in Property, Plant And Equipment) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Capital leased assets, gross	€ 3,006	€ 3,829
Less accumulated depreciation	(3,006)	(3,829)
Capital leased assets, net	0	0
Machinery And Equipment [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	2,737	3,485
Furniture And Fixtures [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	€ 269	€ 344